Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 20,000,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half of one warrant (“Public Warrant”). On September 19, 2019, in connection with the underwriters’ exercise of the over-allotment option in full, the Company sold an additional 3,000,000 Units at a price of $10.00 per Unit. Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 8).

NOTE 4 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 20,000,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half of one warrant (“Public Warrant”). On September 19, 2019, in connection with the underwriters’ exercise of the over-allotment option in full, the Company sold an additional 3,000,000 Units at a price of $10.00 per Unit. Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 7).